Statements of Operations (USD $)	3 Months Ended		6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Income Statement [Abstract]
REVENUES	$ 0	$ 0	$ 0	$ 0
OPERATING EXPENSES
Consulting expenses	81,211	69,450	161,211	69,450
Office expenses	19,480	3,336	42,317	3,336
Depreciation expense	118	0	236	0
Wages and taxes	94,877	0	245,955	0
Professional fees	203,664	55,544	329,543	63,573
Regulatory fees	34,582	34,920	35,647	34,920
Stock-based compensation	61,149	0	181,441	0
Travel, meals and entertainment	22,746	6,258	39,685	6,258
TOTAL OPERATING EXPENSES	517,827	169,508	1,036,035	177,537
LOSS FROM OPERATIONS	(517,827)	(169,508)	(1,036,035)	(177,537)
OTHER INCOME (EXPENSE)
Amortization of debt discount	(26,785)	0	(26,785)	0
Change in value of derivative liability	(8,735)	0	(8,735)	0
Derivative expense	(109,872)	0	(109,872)	0
Interest expense	7,680	0	9,929	0
Other Income Total	153,072	0	155,321	0
LOSS BEFORE PROVISION FOR INCOME TAXES	(670,899)	(169,508)	(1,191,356)	(177,537)
PROVISION FOR INCOME TAXES	0	0	0	0
NET LOSS	$ (670,899)	$ (169,508)	$ (1,191,356)	$ (177,537)
NET LOSS PER SHARE: BASIC AND DILUTED	$ 0.00	$ 0.00	$ 0.00	$ 0.00
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC AND DILUTED	421,636,100	540,863,000	419,376,122	815,823,000